Accounts Receivable, Net - Summary of Account Receivable Net Explanatory (Detail) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Trade and Other Receivables [Line Items]
Trade accounts receivable	$ 238.5	$ 277.3
Allowance for doubtful accounts	(3.1)	(0.5)
Other accounts receivable	6.1	8.7
Total	246.7	291.2
Opening balance	(0.5)	(2.4)
Remeasurement of loss allowance	(2.6)	1.9
Ending balance	(3.1)	(0.5)
Federal Ministry of Industry, Strategic Innovation Fund ("Federal SIF") Agreement [member]
Trade and Other Receivables [Line Items]
Governmental loan claims receivable	3.0	3.0
Northern Industrial Electricity Rate program rebate receivable [member]
Trade and Other Receivables [Line Items]
Governmental loan claims receivable	$ 2.2	$ 2.7